Property and Equipment (Details) - Forge Nano, Inc. - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Property and Equipment
Cost	$ 23,322	$ 22,438
Accumulated depreciation	(8,670)	(5,846)
Net property and equipment	14,652	16,592
Depreciation and amortization expense	2,822	1,607
Cost of sales
Property and Equipment
Depreciation and amortization expense	2,060	941
Machinery and equipment
Property and Equipment
Cost	14,111	13,496
Accumulated depreciation	$ (6,541)	(4,478)
Machinery and equipment | Minimum
Property and Equipment
Depreciable Life - Years	2 years
Machinery and equipment | Maximum
Property and Equipment
Depreciable Life - Years	10 years
Construction in progress
Property and Equipment
Cost	$ 5,509	5,423
Leasehold improvements
Property and Equipment
Cost	3,310	3,178
Accumulated depreciation	$ (1,835)	(1,112)
Leasehold improvements | Minimum
Property and Equipment
Depreciable Life - Years	5 years
Leasehold improvements | Maximum
Property and Equipment
Depreciable Life - Years	20 years
Computer equipment and software
Property and Equipment
Cost	$ 213	213
Accumulated depreciation	$ (203)	(190)
Computer equipment and software | Minimum
Property and Equipment
Depreciable Life - Years	3 years
Computer equipment and software | Maximum
Property and Equipment
Depreciable Life - Years	5 years
Furniture and fixtures
Property and Equipment
Cost	$ 179	128
Accumulated depreciation	$ (91)	$ (66)
Furniture and fixtures | Minimum
Property and Equipment
Depreciable Life - Years	3 years
Furniture and fixtures | Maximum
Property and Equipment
Depreciable Life - Years	5 years